                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)

                  Advanced Series Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advanced Series Advisors Choice (2000)
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  Advanced Series LifeVest II
                  (File no. 333-71672)
                  Advanced Series APEXSM II
                  (File no. 333-71654)
                  Advanced Series XTra CreditSM SIX
                  (File no. 333-71834)
                  Advanced Series XTra Credit EIGHTSM
                  (File no. 333-150220)
                  Advanced Series CornerstoneSM
                  (File no. 333-152411)

         ________________________________________

Dear Commissioners:

        On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:
         OptimumSM
         File no. 333-96577)
         Optimum Four SM
         (File no. 333-71654)
         Optimum Plus SM
          (File no. 333-71834)
         Optimum XTra SM
          (File no. 333-150220
________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

                                                           September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest Premier
                  (File no. 33-62933)
                  American Skandia LifeVestII Premier
                  (File no. 333-71672)
         ________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
1000 F Street, N.E.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                      September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-93775)

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel